Average Annual Total Returns - (Allspring Taxable Fixed Income Funds)			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Allspring Core Plus Bond Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
(Allspring Core Plus Bond Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(2.51%)	(0.17%)	1.83%
Performance Inception Date		Jul. 13, 1998
(Allspring Core Plus Bond Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.29%)	(1.65%)	0.49%
Performance Inception Date		Jul. 13, 1998
(Allspring Core Plus Bond Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.49%)	(0.71%)	0.84%
Performance Inception Date		Jul. 13, 1998
(Allspring Core Plus Bond Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			0.23%	(0.01%)	1.67%
Performance Inception Date		Jul. 13, 1998
(Allspring Core Plus Bond Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.41%	1.13%	2.66%
Performance Inception Date	[1]	Oct. 31, 2016
(Allspring Core Plus Bond Fund) | Administrator Class
Prospectus [Line Items]
Average Annual Return, Percent			2.08%	0.83%	2.39%
Performance Inception Date		Jul. 30, 2010
(Allspring Core Plus Bond Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			2.36%	1.08%	2.61%
Performance Inception Date		Jul. 18, 2008
(Allspring Government Securities Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
(Allspring Government Securities Fund) | Bloomberg U.S. Aggregate ex Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.94%	(0.61%)	0.92%
(Allspring Government Securities Fund) | Bloomberg U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.62%	(0.63%)	0.85%
(Allspring Government Securities Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(3.89%)	(1.93%)	(0.01%)
Performance Inception Date		Aug. 31, 1999
(Allspring Government Securities Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.06%)	(2.72%)	(0.84%)
Performance Inception Date		Aug. 31, 1999
(Allspring Government Securities Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.31%)	(1.77%)	(0.34%)
Performance Inception Date		Aug. 31, 1999
(Allspring Government Securities Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			1.00%	(0.69%)	0.82%
Performance Inception Date		Aug. 31, 1999
(Allspring High Yield Bond Fund) | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	4.03%	5.08%
(Allspring High Yield Bond Fund) | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	0.06%	1.73%
(Allspring High Yield Bond Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.15%	1.98%	3.56%
Performance Inception Date		Jan. 20, 1998
(Allspring High Yield Bond Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.39%	(0.11%)	1.59%
Performance Inception Date		Jan. 20, 1998
(Allspring High Yield Bond Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.80%	0.58%	1.83%
Performance Inception Date		Jan. 20, 1998
(Allspring High Yield Bond Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.38%	3.33%	4.40%
Performance Inception Date		Oct. 31, 2014
(Allspring Short Duration Government Bond Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
(Allspring Short Duration Government Bond Fund) | Bloomberg U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.04%	1.37%	1.39%
(Allspring Short Duration Government Bond Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.30%	0.39%	0.73%
Performance Inception Date		Mar. 11, 1996
(Allspring Short Duration Government Bond Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.48%	(0.63%)	(0.17%)
Performance Inception Date		Mar. 11, 1996
(Allspring Short Duration Government Bond Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.34%	(0.14%)	0.16%
Performance Inception Date		Mar. 11, 1996
(Allspring Short Duration Government Bond Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.80%	1.19%	1.34%
Performance Inception Date		Nov. 30, 2012
(Allspring Short Duration Government Bond Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			4.75%	1.15%	1.28%
Performance Inception Date		Apr. 08, 2005
(Allspring Short-Term Bond Plus Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
(Allspring Short-Term Bond Plus Fund) | Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.36%	1.58%	1.63%
(Allspring Short-Term Bond Plus Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.86%	1.83%	1.84%
Performance Inception Date		Aug. 31, 1999
(Allspring Short-Term Bond Plus Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.14%	0.64%	0.88%
Performance Inception Date		Aug. 31, 1999
(Allspring Short-Term Bond Plus Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.67%	0.89%	0.99%
Performance Inception Date		Aug. 31, 1999
(Allspring Short-Term Bond Plus Fund) | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.46%	2.58%	2.35%
Performance Inception Date	[2]	Jul. 31, 2018
(Allspring Short-Term Bond Plus Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.41%	2.55%	2.33%
Performance Inception Date		Aug. 31, 1999
(Allspring Short-Term High Income Fund) | Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	0.06%	1.73%
(Allspring Short-Term High Income Fund) | ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.69%	4.15%	4.38%
(Allspring Short-Term High Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.08%	3.42%	3.30%
Performance Inception Date		Feb. 29, 2000
(Allspring Short-Term High Income Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.66%	1.53%	1.70%
Performance Inception Date		Feb. 29, 2000
(Allspring Short-Term High Income Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.78%	1.79%	1.81%
Performance Inception Date		Feb. 29, 2000
(Allspring Short-Term High Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.47%	3.27%	2.99%
Performance Inception Date		Mar. 31, 2008
(Allspring Short-Term High Income Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.73%	4.37%	3.93%
Performance Inception Date		Nov. 30, 2012
(Allspring Ultra Short-Term Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.07%	2.42%	1.96%
Performance Inception Date		Aug. 31, 1999
(Allspring Ultra Short-Term Income Fund) | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.31%	1.52%	1.22%
Performance Inception Date		Aug. 31, 1999
(Allspring Ultra Short-Term Income Fund) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.38%	1.46%	1.18%
Performance Inception Date		Aug. 31, 1999
(Allspring Ultra Short-Term Income Fund) | Class A2
Prospectus [Line Items]
Average Annual Return, Percent	[3]		6.18%	2.86%	2.17%
Performance Inception Date	[3]	May 29, 2020
(Allspring Ultra Short-Term Income Fund) | Administrator Class | Bloomberg Short-Term Government/Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.31%	2.50%	1.92%
(Allspring Ultra Short-Term Income Fund) | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			6.34%	3.07%	2.46%
Performance Inception Date		Aug. 31, 1999
(Allspring Ultra Short-Term Income Fund) | Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	1.35%

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[3]
1.	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.